Cover	Sep. 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	001-39607
Entity Registrant Name	Social Capital Hedosophia Holdings Corp. VI
Entity Central Index Key	0001818873
Entity Tax Identification Number	98-1547322
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	506 Santa Cruz Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-9007
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	IPOF.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IPOF
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IPOF WS
Security Exchange Name	NYSE